Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
For the years ended December 31, income (loss) from continuing operations before income taxes consisted of the following:

In millions	2018	2017	2016
Income (loss) before income taxes
United States	$(262)	$149	$35
Foreign	301	333	344
Total income (loss) from continuing operations before income taxes	$39	$482	$379

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
For the years ended December 31, income tax expense (benefit) consisted of the following:

In millions	2018	2017	2016
Income tax expense (benefit)
Current
Federal	$18	$14	$18
State	—	2	4
Foreign	42	54	60
Deferred
Federal	(2)	178	12
State	1	(3)	1
Foreign	14	(3)	(3)
Total income tax expense (benefit)	$73	$242	$92

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The following table presents the principal components of the difference between the effective tax rate and the U.S. federal statutory income tax rate for the years ended December 31:

In millions	2018	2017	2016
Income tax (benefit) expense at the U.S. federal tax rate of 21% for 2018 and 35% for 2017 and 2016, respectively	$8	$169	$133
Foreign income tax differential	22	(38)	(26)
State and local income taxes (net of federal effect)	2	(1)	3
Other U.S. permanent book/tax differences	—	1	1
Meals and entertainment expense	2	2	1
Cash surrender value received as income	—	—	(1)
Executive compensation	4	1	1
Employee share-based payments	3	(3)	3
Change in branch tax status	(9)	—	—
Goodwill impairment	30	—	—
Research and development tax credits	(6)	(4)	(4)
U.S. manufacturing deduction	—	(9)	(7)
U.S. valuation allowance (1)	16	—	—
U.S tax reform	37	130	—
Change in liability for unrecognized tax benefits (1)	(23)	(2)	(12)
Prior period adjustments	(11)	—	—
Other, net	(2)	(4)	—
Total income tax expense (benefit)	$73	$242	$92

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets and liabilities included in the Consolidated Balance Sheets as of December 31 were as follows:

In millions	2018	2017
Deferred income tax assets
Employee pensions and other benefits	$223	$230
Other balance sheet reserves and allowances	141	185
Tax loss and credit carryforwards	682	525
Capitalized research and development	53	50
Property, plant and equipment	11	6
Other	38	27
Total deferred income tax assets	1,148	1,023
Valuation allowance	(485)	(415)
Net deferred income tax assets	663	608
Deferred income tax liabilities
Intangibles	151	129
Capitalized software	78	27
Other	7	16
Total deferred income tax liabilities	236	172
Total net deferred income tax assets	$427	$436

Summary of Income Tax Contingencies [Table Text Block]
The aggregate changes in the balance of our gross unrecognized tax benefits were as follows for the years ended December 31:

In millions	2018	2017	2016
Gross unrecognized tax benefits - January 1	$196	$183	$209
Increases related to tax positions from prior years	9	3	3
Decreases related to tax positions from prior years	(50)	(1)	(34)
Increases related to tax provisions taken during the current year	9	23	23
Settlements with tax authorities	(45)	(4)	(6)
Lapses of statutes of limitation	(9)	(8)	(12)
Total gross unrecognized tax benefits - December 31	$110	$196	$183